LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Aging of loans
Total amount past due	¥ 28,243	¥ 13,656
Current	809,085	1,191,057
Total loans	837,328	1,204,713
Loans receivable in non accrual status	14,888	981
0-30 days past due
Aging of loans
Total amount past due	6,584	9,739
31-60 days past due
Aging of loans
Total amount past due	3,101	1,765
61-90 days past due
Aging of loans
Total amount past due	3,670	1,171
Over 90 days past due
Aging of loans
Total amount past due	¥ 14,888	¥ 981